Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss		$ 8,338	$ 5,313
Deferred revenue	16,145	39,340	205,605
Unbilled cost	403,130	374,357	355,461
Unbilled interest expenses	49,571	37,727	34,592
Software amortization	272,220	259,965	267,039
Allowance for doubtful accounts	12,005	13,459	8,308
Inventories obsolescence		(6,591)	7,043
Unrealized losses on trading securities	1,720	1,761	1,809
Accrued Bonus	42,065	43,074	62,441
Other	41,118	34,246	31,819
Total deferred tax assets	837,974	805,676	979,430
Deferred tax liabilities
Unbilled revenue	(2,468,456)	(2,270,234)	(2,149,169)
Unbilled interest income	(89,339)	(50,369)	(69,149)
Deferred government subsidiary income		(41,673)	(42,806)
Unrealized gain on short-term investment	(279)	(285)	(2,796)
Other	(14,841)	(14,336)	(4,462)
Total deferred tax liabilities	(2,572,915)	(2,376,897)	(2,268,382)
Valuation allowance		(32,942)	(11,469)
Net deferred tax liabilities	$ (1,734,941)	$ (1,604,163)	$ (1,300,421)